Reconciliation of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Deferred tax assets:
Net operating losses	$ 4,182	$ 9,936	$ 15,731
Deferred revenue	8,434	2,397	848
Accrued state taxes	28	286
Accrued expenses	672	363	416
Deferred rent	201	183	128
Credit carryforwards	1,357	858	781
Incentive from lessor	1,023	1,096
Stock-based compensation	1,333	345
Other	1,130	461	409
Total deferred tax assets	18,360	15,925	18,313
Less valuation allowance	(13,829)	(13,694)	(18,160)
Deferred Tax Assets Net	4,531	2,231	153
Deferred tax liabilities:
Accrued expenses
Property and equipment	(4,531)	(2,231)	(153)
Net deferred tax assets